Debt With Related Parties - Disclosure of Balances With Related Parties (Details) - MXN ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Current Liabilities
Deferred bonus payable to related parties	[1]	$ 0	$ 43,161	[2]
Other bonus payable		0	35,269		$ 43,834
Total		0	78,430		43,834
Non-Current Liabilities
Debt with related parties	[3]		4,340,452		4,276,058
Deferred bonus payable to related parties	[2]				44,528
Total		$ 0	$ 4,340,452		$ 4,320,586

[1]	Part of this payment was deferred and accrued interest at a rate from 10% to 15% and was paid as a result of the IPO. See Note 4.1 and the corresponding interest in Note 9.1.
[2]	Part of this payment was deferred and accrued interest at a rate from 10% to 15%, and will be paid in an exit event (such as an IPO). See Note 5.1 and the corresponding interest in Note 13.1.
[3]	Corresponds to Promissory Notes